Average Annual Total Returns - Elements International Portfolio	Oct. 01, 2020
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	22.49%
Since Inception	6.99%
Inception Date	Apr. 28, 2017
Class M
Average Annual Return:
1 Year	17.83%
Since Inception	4.80%
Inception Date	Apr. 28, 2017
Class M | After Taxes on Distributions
Average Annual Return:
1 Year	17.32%
Since Inception	4.21%
Inception Date	Apr. 28, 2017
Class M | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.48%
Since Inception	3.73%
Inception Date	Apr. 28, 2017